Related parties (Tables)	12 Months Ended
Jun. 30, 2022
Related parties
Schedule of remuneration of directors and other members of key management personnel

	2022	2021
	$	$
Short-term benefits	3,271	1,912
Long-term benefits	54	16
Shared-based payment transactions	8,335	2,070
Total compensation	11,660	3,998